BUSINESS ACQUISITIONS (Details) - IPG Acquisition, Pro Forma Effects - Iron Protection Group [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total net revenues	$ 1,447,122	$ 2,132,724	$ 921,931
Net loss	$ (6,822,689)	$ (8,733,016)	$ (6,816,227)
Basic and diluted (in Dollars per share)	$ (0.48)	$ (0.60)	$ (0.49)